Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Parenthetical) (Details)			12 Months Ended
	Apr. 01, 2017	Oct. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.K.
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Applicable tax rate	19.00%	20.00%	19.25%	20.00%	20.25%